Related parties - Significant borrowing and repayment transactions with related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of significant borrowing and repayment transactions with related parties [Line Items]
Beginning	₩ 422,781,045
Ending	447,648,971	₩ 422,781,045
Investments In Associates [Member]
Disclosure Of significant borrowing and repayment transactions with related parties [Line Items]
Beginning	21,159	513
Borrowing	45,800	49,904
Repayment	(48,559)	(29,258)
Ending	18,400	21,159
NH-J&-IBKC Label Technology Fund | Investments In Associates [Member]
Disclosure Of significant borrowing and repayment transactions with related parties [Line Items]
Beginning	59	248
Borrowing	0	522
Repayment	(59)	(711)
Ending	0	59
Shinhan Rio Green Private Equity Fund [Member] | Investments In Associates [Member]
Disclosure Of significant borrowing and repayment transactions with related parties [Line Items]
Beginning	0
Borrowing	4,600
Repayment	(4,600)
Ending	0	0
TECHFIN RATINGS Co., Ltd [Member] | Investments In Associates [Member]
Disclosure Of significant borrowing and repayment transactions with related parties [Line Items]
Beginning	18,000	0
Borrowing	24,500	46,000
Repayment	(29,000)	(28,000)
Ending	13,500	18,000
CJL No.1 Private Equity Fund | Investments In Associates [Member]
Disclosure Of significant borrowing and repayment transactions with related parties [Line Items]
Beginning	0	265
Borrowing		282
Repayment		(547)
Ending		0
ShinhanCJ TechInnovation Fund 1st [Member] | Investments In Associates [Member]
Disclosure Of significant borrowing and repayment transactions with related parties [Line Items]
Beginning	3,100	0
Borrowing	14,500	3,100
Repayment	(14,100)	0
Ending	3,500	3,100
D2U 12th Fund [Member] | Investments In Associates [Member]
Disclosure Of significant borrowing and repayment transactions with related parties [Line Items]
Beginning	0
Borrowing	900
Repayment	(500)
Ending	400	0
Meta TB ESG Private Equity Fund I [Member] | Investments In Associates [Member]
Disclosure Of significant borrowing and repayment transactions with related parties [Line Items]
Beginning	0
Borrowing	300
Repayment	(300)
Ending	0	0
Korea Credit Bureau [Member] | Investments In Associates [Member]
Disclosure Of significant borrowing and repayment transactions with related parties [Line Items]
Beginning	0
Borrowing	1,000
Repayment	0
Ending	₩ 1,000	₩ 0